Legal, competition and regulatory matters (Details) £ in Millions, $ in Millions	1 Months Ended				6 Months Ended	12 Months Ended
	Oct. 31, 2024 request	Jan. 31, 2024 decision	Nov. 30, 2023 request	Apr. 30, 2021 USD ($)	Jun. 30, 2025 lawsuit plaintiff	Dec. 31, 2018 GBP (£)	Dec. 31, 2008 USD ($)
Civil actions in respect of USD LIBOR
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought					1
US residential and commercial mortgage-related activity and litigation | Originated and sold to third parties by acquired subsidiary | RMBS repurchase requests
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought					1
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought					3
Interest rate swap and credit default swap US Civil Actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought					1
Civil actions in respect of the US Anti-Terrorism Act
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought					8
Number of plaintiffs | plaintiff					4,000
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought					6
Number of lawsuits dismissed					3
Number of lawsuits subject to appeal					1
Number of lawsuits consolidated into a separate lawsuit					2
Number of separate lawsuits					1
Number of initial lawsuits amended					1
Number of lawsuits stayed					2
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with specified damages sought					2
Motor Finance Commission Arrangements
Disclosure of contingent liabilities [line items]
Number of final decisions by the UK Financial Ombudsman Service | decision		2
Number of final decisions by the UK Financial Ombudsman Service about commision arrangements | decision		1
Number of judgment issued in motor finance commission cases | request	3
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £						£ 181
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £						128
Barclays Bank PLC | Other proceedings
Disclosure of contingent liabilities [line items]
Number of arbitration requests received | request			2
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Litigation settlements approved, value | $				$ 3.3			$ 298.0
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought, claimed amounts, value | £						£ 53